Federated Hermes High Income Bond Fund II
Portfolio of Investments
March 31, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.1%
	Aerospace/Defense—1.7%
$ 125,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 122,456
200,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	202,289
375,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	380,248
500,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	511,422
675,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	667,824
	TOTAL	1,884,239
	Automotive—3.9%
150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	140,586
125,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	121,265
75,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	75,217
1,100,000	Clarios Global LP / Clarios US Finance Co., Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,102,320
100,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	101,040
425,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	323,708
375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	370,559
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	179,160
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	265,736
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	195,914
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	289,342
275,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	268,345
300,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	290,119
425,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	437,294
150,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	118,280
175,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	166,496
	TOTAL	4,445,381
	Building Materials—4.7%
275,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	263,204
25,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	22,950
75,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	78,964
325,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	257,330
775,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	633,496
350,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	327,771
525,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	511,715
250,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	249,825
425,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	421,495
100,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	90,134
450,000	Patrick Industries, Inc., Sec. Fac. Bond, 144A, 6.375%, 11/1/2032	436,720
300,000	Quikrete Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 3/1/2032	302,150
100,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	99,636
375,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	326,357
625,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	615,733
200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	200,172
475,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	456,398
	TOTAL	5,294,050
	Cable Satellite—5.8%
125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	110,874

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 250,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	$ 205,811
225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	192,068
900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	835,543
750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	728,498
275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	266,326
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	161,383
425,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	308,307
300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	217,923
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	97,586
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	106,265
400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	331,334
50,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	35,899
375,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	245,149
175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	150,149
150,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	140,079
300,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	266,756
125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	120,813
625,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	568,938
450,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	437,625
300,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	257,667
200,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	176,182
250,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	217,585
375,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	326,282
	TOTAL	6,505,042
	Chemicals—2.8%
150,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	129,021
150,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	147,581
150,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	154,888
175,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	173,881
300,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	291,511
200,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	200,135
300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	282,702
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	166,119
375,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	337,816
145,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	144,288
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	185,006
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	207,893
350,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	307,530
200,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	176,794
75,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	75,015
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	172,406
	TOTAL	3,152,586
	Construction Machinery—0.5%
175,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	174,559
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	154,715
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	69,278
138,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	137,621
75,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	76,292
	TOTAL	612,465

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—3.9%
$ 125,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	$ 126,696
725,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	666,845
200,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	200,787
275,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	273,225
425,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	426,006
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	121,789
325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	305,122
775,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	762,844
325,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	322,528
450,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	403,749
275,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	269,829
275,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	279,051
175,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	177,613
	TOTAL	4,336,084
	Consumer Products—1.9%
800,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	787,751
300,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	310,661
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	185,372
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	147,051
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	349,584
300,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	287,511
100,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	100,637
	TOTAL	2,168,567
	Diversified Manufacturing—1.6%
675,000	Emrld Borrower LP / Emerald Co-Issuer, Inc., Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	676,143
525,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	534,751
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	126,607
75,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	75,442
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	177,742
200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	202,974
	TOTAL	1,793,659
	Finance Companies—1.9%
525,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	546,885
25,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	25,869
100,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	105,021
75,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	71,057
400,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	383,665
100,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	92,300
125,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	112,121
250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	214,648
125,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	124,748
175,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	168,869
225,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	221,428
50,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	49,639
	TOTAL	2,116,250
	Food & Beverage—1.9%
350,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	361,944
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	187,276
150,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	148,695
125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	124,401

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$ 225,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	$ 221,809
125,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	125,890
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	194,606
100,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	98,706
150,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	142,602
475,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	458,404
50,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	48,766
	TOTAL	2,113,099
	Gaming—5.3%
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	269,572
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	92,308
550,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	514,098
50,000	Caesars Entertainment, Inc., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	50,716
150,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	149,624
75,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	68,995
161,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	162,234
175,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	175,384
300,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	293,687
200,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	201,826
225,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	228,262
175,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	179,409
225,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	222,940
300,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	294,472
575,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	540,089
575,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	575,333
175,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	174,203
200,000	PENN Entertaintment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	177,802
350,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	330,443
75,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	74,452
475,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	455,312
250,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	224,841
50,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	47,806
150,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	155,323
275,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	268,092
	TOTAL	5,927,223
	Health Care—4.9%
175,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	162,580
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	207,915
550,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	530,613
75,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	45,043
300,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	194,847
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	143,358
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	44,487
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	103,279
100,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	101,876
50,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	50,858
300,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	298,041
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	203,718
225,000	Medline Borrower LP, Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	210,469
1,150,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	1,104,303

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 125,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	$ 126,747
200,000	Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	210,746
200,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	194,713
300,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	292,632
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	48,900
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	47,731
125,000	Tenet Healthcare Corp., 4.250%, 6/1/2029	117,886
300,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	295,830
100,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	100,125
250,000	Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	253,810
50,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	49,831
300,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	298,815
25,000	Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	24,154
	TOTAL	5,463,307
	Health Insurance—0.4%
275,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	263,676
250,000	Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	246,385
	TOTAL	510,061
	Independent Energy—3.7%
300,000	Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	305,336
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	73,691
13,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	13,338
125,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	122,082
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	74,723
200,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	204,090
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	91,961
100,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	103,255
150,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	154,229
225,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	232,478
50,000	CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	50,886
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	465,080
125,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	121,595
125,000	Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	118,344
50,000	Expand Energy Corp., Sr. Unsecd. Note, 5.375%, 3/15/2030	49,670
100,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	97,793
250,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	247,962
111,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	111,243
50,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	51,435
150,000	Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	149,524
125,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	124,671
75,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	74,963
200,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	205,882
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	71,408
250,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	235,008
200,000	Sitio Royalties Operating Partnership Lp / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	205,991
125,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	124,239
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	49,911
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	100,045
125,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	123,256
	TOTAL	4,154,089

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Industrial - Other—1.5%
$ 225,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	$ 225,696
25,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	23,615
850,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	803,807
625,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	642,986
	TOTAL	1,696,104
	Insurance - P&C—9.3%
325,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	330,868
75,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	71,946
250,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	241,874
200,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	201,128
425,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	426,640
150,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	149,570
275,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	277,268
650,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	613,293
200,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	203,894
1,225,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	1,248,445
175,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	174,743
175,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	186,946
450,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	456,377
1,125,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	1,082,290
600,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	618,406
300,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	290,484
800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	815,046
300,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	315,360
625,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	669,896
775,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	790,175
75,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	71,454
375,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	370,707
825,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	842,677
	TOTAL	10,449,487
	Leisure—2.4%
50,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	52,341
175,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	174,428
150,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	149,043
150,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	147,929
125,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	131,569
59,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	58,913
250,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	247,125
50,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	52,142
150,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	149,620
225,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	225,034
25,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	24,918
125,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	125,084
100,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	98,263
200,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	201,950
400,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	401,792
525,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	497,852
	TOTAL	2,738,003
	Lodging—1.0%
100,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	87,724

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—continued
$ 75,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	$ 74,930
100,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	100,056
75,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	74,332
175,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	169,390
175,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	174,826
75,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	76,853
200,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	191,186
175,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	172,023
	TOTAL	1,121,320
	Media Entertainment—2.1%
150,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	93,830
275,000	Gray Media, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	174,694
100,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	97,327
100,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	89,459
25,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	26,060
50,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	46,410
450,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	411,899
750,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	714,996
250,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	221,217
175,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	167,374
200,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	200,812
150,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	139,952
	TOTAL	2,384,030
	Metals & Mining—0.9%
225,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	209,316
200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	193,887
75,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	73,468
200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	192,164
50,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	48,862
300,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	285,872
	TOTAL	1,003,569
	Midstream—5.3%
475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	464,626
150,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	149,659
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	398,302
225,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	227,725
75,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	76,706
100,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	103,523
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	117,285
100,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	88,054
175,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	173,191
450,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	419,335
125,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	131,284
275,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	253,199
70,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	67,860
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	312,729
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	76,756
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	76,618
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	94,153
275,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	270,965

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	$ 98,010
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	102,074
275,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	274,034
350,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	353,555
100,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	101,800
250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	250,000
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	447,967
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	158,167
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	75,030
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	75,327
300,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	302,874
200,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	198,103
25,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	24,991
	TOTAL	5,963,902
	Oil Field Services—2.1%
200,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	200,318
700,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	700,861
175,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	178,527
125,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	115,176
75,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	75,097
125,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	123,424
150,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	130,393
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	97,791
120,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	120,191
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	425,663
225,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	228,999
	TOTAL	2,396,440
	Packaging—4.6%
307,878	ARD Finance SA, Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	20,012
900,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	767,592
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	92,581
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	92,581
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	239,893
75,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	65,068
100,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	101,310
100,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	102,336
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	224,953
350,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.750%, 4/15/2032	352,705
175,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	176,546
750,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	761,130
175,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	173,785
225,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	212,518
69,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	68,689
200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	191,131
275,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	278,628
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	97,209
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	100,210
1,025,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	1,020,978
	TOTAL	5,139,855

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Paper—0.4%
$ 200,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	$ 186,493
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	138,474
25,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	22,866
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	122,561
	TOTAL	470,394
	Pharmaceuticals—1.8%
250,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	202,165
75,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	76,097
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	48,223
300,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	172,876
400,000	Bausch Health, Sec. Fac. Bond, 144A, 10.000%, 4/15/2032	397,981
575,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	531,667
625,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	545,422
	TOTAL	1,974,431
	Restaurant—1.7%
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	208,168
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	905,870
150,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	144,413
75,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 5.625%, 9/15/2029	74,339
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	74,037
375,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	350,179
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	73,222
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	72,537
	TOTAL	1,902,765
	Retailers—2.4%
325,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	324,909
275,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	257,970
250,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	226,921
300,000	BELRON Uk Finance PLC, 144A, 5.750%, 10/15/2029	298,185
250,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	225,817
325,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	326,511
75,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	68,995
175,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	164,383
425,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	441,556
275,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	275,856
100,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	99,492
	TOTAL	2,710,595
	Supermarkets—0.6%
425,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	391,581
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	75,046
50,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	50,534
150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	152,273
	TOTAL	669,434
	Technology—12.1%
400,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	393,905
900,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	844,998
275,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	282,693
100,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	71,006
300,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	259,938
50,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	45,710

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 650,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	$ 580,720
450,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	437,762
100,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	101,785
700,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	698,635
500,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	477,414
250,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	245,769
450,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	420,056
100,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	98,593
75,000	Entegris, Inc., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	72,370
550,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	547,837
375,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	378,505
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	92,322
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	24,533
150,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	149,693
325,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	305,058
275,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	277,471
200,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	198,215
450,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	460,584
1,025,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	908,074
275,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	264,887
59,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	56,260
25,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	25,896
275,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	259,297
75,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	68,487
275,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	243,235
200,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	206,428
600,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	566,242
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	71,921
125,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	132,893
456,125	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	513,509
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	184,017
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	193,244
75,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	65,583
200,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	198,254
750,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	744,916
125,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	126,484
200,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	183,557
275,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	253,695
350,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	355,311
250,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	228,856
125,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	126,614
175,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	154,081
	TOTAL	13,597,313
	Transportation Services—0.3%
300,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	301,951
	Utility - Electric—2.7%
300,000	Calpine Corp., 144A, 4.500%, 2/15/2028	291,075
200,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	182,574
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	24,018
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	23,888

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 175,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	$ 172,341
39,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	34,233
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	243,848
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	46,529
475,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	460,171
275,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	285,792
175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	175,023
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	398,826
250,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	262,034
225,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	221,570
50,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	49,212
225,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	219,092
		TOTAL	3,090,226
		TOTAL CORPORATE BONDS (IDENTIFIED COST $112,255,830)	108,085,921
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
1,050	[1,2]	Audacy Capital Corp. (IDENTIFIED COST $714,852)	22,743
		WARRANTS—0.0%
		Media Entertainment—0.0%
1,272	[1,2]	Audacy Capital Corp., Warrants 9/30/2028	13
212	[1,2]	Audacy Capital Corp., Warrants 9/30/2028	2
		TOTAL WARRANTS (IDENTIFIED COST $429)	15
		REPURCHASE AGREEMENT—3.2%
$3,570,000		Interest in $1,101,000,000 joint repurchase agreement 4.37%, dated 3/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,101,133,649 on 4/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 6/1/2051 and the market value of those underlying securities was $1,123,156,323. (IDENTIFIED COST $3,570,000)	3,570,000
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $116,541,111)	111,678,679
		OTHER ASSETS AND LIABILITIES - NET—0.7%[3]	822,651
		NET ASSETS—100%	$112,501,330

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2	Non-income-producing security.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$108,085,921	$—	$108,085,921
Warrants	—	—	15	15
Equity Security:
Common Stocks
Domestic	—	—	22,743	22,743
Repurchase Agreement	—	3,570,000	—	3,570,000
TOTAL SECURITIES	$—	$111,655,921	$22,758	$111,678,679

The following acronym(s) are used throughout this portfolio:
PIK	—Payment in Kind